Cover	Jul. 06, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 06, 2026
Entity File Number	001-39685
Entity Registrant Name	INMED PHARMACEUTICALS INC.
Entity Central Index Key	0001728328
Entity Tax Identification Number	98-1428279
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	Suite 1445 – 885 West Georgia St.
Entity Address, City or Town	Vancouver
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6C 3E8
City Area Code	604
Local Phone Number	669-7207
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	INM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false